UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Emerging Markets Debt Opportunities Fund
Semiannual Report
January 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2023
Eaton Vance
Emerging Markets Debt Opportunities Fund

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Performance

Portfolio Manager(s) John R. Baur, Akbar A. Causer and Brian Shaw, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/03/2015	02/04/2013	11.75%	(2.41)%	2.91%	3.28%
Class A with 3.25% Maximum Sales Charge	—	—	8.08	(5.54)	2.24	2.93
Class I at NAV	09/03/2015	02/04/2013	11.88	(2.24)	3.16	3.50
Class R6 at NAV	02/04/2013	02/04/2013	11.92	(2.11)	3.22	3.51

J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index	—	—	5.58%	(9.11)%	(0.98)%	0.49%
% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
	1.11%	0.86%	0.79%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures by Country (% of net assets) [2]
South Korea	4.9%
Dominican Republic	3.9
Indonesia	3.7
Ukraine	3.7
Uzbekistan	2.7
Serbia	2.0
Czech Republic	1.9
Malaysia	1.9
Uruguay	1.4
Other	2.1 [3]
Euro	-1.6
Total Long	28.3%
Total Short	-1.7%
Total Net	26.6%

Footnotes:
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
[2]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.
[3]	Includes amounts each less than 1.0% or –1.0%, as applicable.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Endnotes and Additional Disclosures

[1]	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 25% J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified, 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, and 50% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged). J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2022, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective June 30, 2023, the Fund is managed by Akbar A. Causer and Brian Shaw, CFA.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,117.50	$5.92	1.11%
Class I	$1,000.00	$1,118.80	$4.59	0.86%
Class R6	$1,000.00	$1,119.20	$4.27	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.61	$5.65	1.11%
Class I	$1,000.00	$1,020.87	$4.38	0.86%
Class R6	$1,000.00	$1,021.17	$4.08	0.80%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Convertible Bonds — 1.0%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.6%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	7,726	$ 7,117,577
			$ 7,117,577
India — 0.3%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(1)	USD	4,965	$ 3,743,238
			$ 3,743,238
United Kingdom — 0.1%
HTA Group, Ltd., 2.875%, 3/18/27(1)	USD	1,000	$ 809,000
			$ 809,000
Total Convertible Bonds (identified cost $12,997,421)			$ 11,669,815

Foreign Corporate Bonds — 26.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(2)(3)	USD	544	$ 558,098
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(2)	USD	1,715	1,680,512
			$ 2,238,610
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	2,559	$ 2,428,788
			$ 2,428,788
Brazil — 3.6%
Braskem America Finance Co., 7.125%, 7/22/41(1)	USD	2,021	$ 2,059,792
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	1,683	1,270,160
10.00%, 2/10/27(1)	USD	3,905	2,947,103
Gol Finance S.A., 8.00%, 6/30/26(1)	USD	6,192	4,312,573
Guara Norte S.a.r.l., 5.198%, 6/15/34(1)	USD	6,080	5,510,800
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(1)	USD	3,275	2,518,033
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(2)	USD	5,326	4,652,747
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	5,744	$ 5,486,487
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(2)	USD	3,012	2,661,930
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	USD	5,810	4,802,484
Vale S.A., 2.762%(4)(5)	BRL	55,335	4,207,623
			$ 40,429,732
Bulgaria — 0.2%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(1)	EUR	2,908	$ 2,592,881
			$ 2,592,881
Burkina Faso — 0.6%
Endeavour Mining PLC, 5.00%, 10/14/26(1)	USD	7,463	$ 6,646,921
			$ 6,646,921
Canada — 0.2%
Canacol Energy, Ltd., 5.75%, 11/24/28(1)	USD	2,936	$ 2,602,607
			$ 2,602,607
Cayman Islands — 0.3%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(2)	USD	4,000	$ 3,910,720
			$ 3,910,720
Chile — 1.6%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(1)(6)	USD	1,073	$ 1,018,851
7.125% to 4/7/24, 3/26/79(1)(6)	USD	1,596	1,547,298
ATP Tower Holdings, LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 4/27/26(1)	USD	1,968	1,792,976
Latam Airlines Group S.A., 13.375%, 10/15/27(2)	USD	4,510	4,842,613
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(1)	USD	2,568	2,480,046
VTR Comunicaciones SpA:
4.375%, 4/15/29(1)	USD	4,932	3,255,120
5.125%, 1/15/28(1)	USD	4,407	3,094,595
			$ 18,031,499
China — 0.6%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,017	$ 1,018,585
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(1)(7)	USD	6,581	1,573,810
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(1)(7)	USD	2,800	819,000
8.35%, 4/19/23(1)(7)	USD	3,964	1,149,560

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Times China Holdings, Ltd.:
5.55%, 6/4/24(1)(7)	USD	8,252	$ 1,639,713
6.75%, 7/16/23(1)(7)	USD	3,803	836,660
			$ 7,037,328
Colombia — 0.4%
Ecopetrol S.A., 8.875%, 1/13/33	USD	4,335	$ 4,452,760
			$ 4,452,760
Georgia — 0.4%
TBC Bank JSC, 8.894% to 11/6/26(1)(4)(6)	USD	4,741	$ 4,314,310
			$ 4,314,310
Honduras — 0.2%
Inversiones Atlantida S.A., 7.50%, 5/19/26(1)	USD	1,827	$ 1,665,813
			$ 1,665,813
India — 1.0%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(1)	USD	8,087	$ 7,175,322
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(1)	USD	4,044	3,622,474
			$ 10,797,796
Indonesia — 0.6%
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(1)(8)	USD	7,442	$ 6,362,910
			$ 6,362,910
Mexico — 4.6%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(7)	USD	9,319	$ 139,785
10.00%, 12/19/22(1)(7)	USD	5,495	33,791
Banco Mercantil del Norte S.A., 8.375% to 10/14/30(1)(4)(6)	USD	4,260	4,384,390
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(1)(6)	USD	4,634	4,410,641
Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	9,158	7,569,612
Cemex SAB de CV, 5.125% to 6/8/26(1)(4)(6)	USD	6,374	5,872,685
Credito Real SAB de CV:
5.00%, 2/1/27(1)(7)	EUR	994	105,296
8.00%, 1/21/28(1)(7)	USD	7,574	637,198
9.50%, 2/7/26(1)(7)	USD	565	49,640
Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23(1)(7)	USD	300	28,798
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(2)	USD	7,480	6,769,400
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Petroleos Mexicanos:
5.95%, 1/28/31	USD	14,704	$ 11,790,308
7.19%, 9/12/24(2)	MXN	1,420	70,020
10.00%, 2/7/33(2)(9)	USD	4,048	3,954,896
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(1)	USD	6,953	6,494,589
			$ 52,311,049
Moldova — 0.4%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	5,608	$ 4,214,917
			$ 4,214,917
Netherlands — 1.2%
Minejesa Capital BV, 4.625%, 8/10/30(1)	USD	7,109	$ 6,604,261
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(1)	USD	8,110	7,258,450
			$ 13,862,711
Nigeria — 1.0%
IHS Holding, Ltd., 5.625%, 11/29/26(1)	USD	2,679	$ 2,274,471
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	USD	5,098	4,614,455
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(1)	USD	5,387	4,732,156
			$ 11,621,082
Panama — 0.4%
Multibank, Inc., 7.75%, 2/3/28(2)(9)	USD	3,919	$ 3,978,725
			$ 3,978,725
Paraguay — 0.6%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(1)	USD	480	$ 386,438
7.70%, 7/21/28(2)	USD	7,960	6,408,437
			$ 6,794,875
Peru — 1.8%
Auna SAA, 6.50%, 11/20/25(1)	USD	9,088	$ 7,786,145
Peru LNG S.R.L., 5.375%, 3/22/30(1)	USD	2,380	1,977,471
PetroTal Corp., 12.00%, 2/16/24(1)(2)	USD	4,520	4,633,000
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	29,500	6,424,785
			$ 20,821,401
Russia — 0.6%
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)(7)	USD	3,242	$ 1,657,472

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Russia (continued)
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(1)(4)(6)	USD	9,139	$ 4,615,195
			$ 6,272,667
Saint Lucia — 0.6%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	USD	7,677	$ 6,613,278
			$ 6,613,278
Singapore — 0.9%
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(1)	USD	3,216	$ 3,230,078
Puma International Financing S.A., 5.125%, 10/6/24(1)	USD	7,204	6,968,717
			$ 10,198,795
South Africa — 1.3%
HTA Group, Ltd., 7.00%, 12/18/25(1)	USD	6,383	$ 6,030,403
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(1)	USD	3,221	3,140,885
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	5,098	4,454,327
6.50%, 9/27/28	USD	1,237	1,195,214
			$ 14,820,829
Turkey — 1.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	8,602	$ 7,578,651
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	6,725	6,028,008
			$ 13,606,659
Ukraine — 0.1%
Kernel Holding S.A.:
6.50%, 10/17/24(1)	USD	1,799	$ 854,525
6.75%, 10/27/27(1)	USD	1,028	437,352
			$ 1,291,877
United Arab Emirates — 0.6%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)	USD	7,039	$ 7,065,854
			$ 7,065,854
United Kingdom — 0.3%
Tullow Oil PLC, 10.25%, 5/15/26(1)	USD	3,555	$ 3,070,868
			$ 3,070,868
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.7%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(1)	USD	576	$ 540,000
16.00%, 4/16/24(1)	UZS	84,080,000	7,079,045
			$ 7,619,045
Total Foreign Corporate Bonds (identified cost $334,834,589)			$297,677,307

Loan Participation Notes — 1.0%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.0%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(10)	UZS	93,585,000	$ 8,335,302
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(3)(10)	UZS	33,171,000	2,961,661
Total Loan Participation Notes (identified cost $12,665,162)			$ 11,296,963

Senior Floating-Rate Loans — 1.3%(11)
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.2%
Zacapa S.a.r.l, Term Loan, 8.83%, (SOFR + 4.25%), 3/22/29	$2,382	$ 2,352,225
		$ 2,352,225
Mexico — 1.1%
Petroleos Mexicanos, Term Loan, 7.423%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$12,330	$ 11,898,450
		$ 11,898,450
Total Senior Floating-Rate Loans (identified cost $14,413,384)		$ 14,250,675

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 50.9%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 10/9/25(1)	EUR	1,141	$ 1,165,659
3.50%, 6/16/27(1)	EUR	154	150,795
			$ 1,316,454
Argentina — 0.4%
Province of Salta Argentina, 8.50%, 12/1/27(1)	USD	948	$ 739,440
Provincia de Cordoba, 6.875%, 12/10/25(1)	USD	4,085	3,539,861
			$ 4,279,301
Barbados — 0.5%
Government of Barbados:
6.50%, 10/1/29(2)	USD	2,173	$ 2,038,507
6.50%, 10/1/29(1)	USD	3,973	3,727,145
			$ 5,765,652
Benin — 1.7%
Benin Government International Bond:
4.875%, 1/19/32(1)	EUR	5,031	$ 4,330,166
4.95%, 1/22/35(1)	EUR	2,574	2,053,719
6.875%, 1/19/52(1)	EUR	15,508	12,336,116
			$ 18,720,001
Bosnia and Herzegovina — 0.0%(12)
Republic of Srpska:
1.50%, 10/30/23	BAM	49	$ 26,678
1.50%, 6/9/25	BAM	29	16,102
1.50%, 9/25/26	BAM	168	93,178
			$ 135,958
Colombia — 0.6%
Titulos De Tesoreria B, 5.75%, 11/3/27	COP	43,453,000	$ 7,293,819
			$ 7,293,819
Costa Rica — 0.1%
Costa Rica Government Bond, 9.66%, 9/30/26(1)	CRC	594,750	$ 1,081,424
			$ 1,081,424
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 4.6%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	50,040	$ 746,602
8.00%, 2/12/27(1)	DOP	255,750	3,792,946
9.75%, 6/5/26(1)	DOP	28,050	469,560
12.00%, 8/8/25(2)	DOP	217,820	3,627,826
12.75%, 9/23/29(2)	DOP	494,600	8,888,994
13.00%, 6/10/34(1)	DOP	738,700	13,561,106
13.625%, 2/3/33(1)(9)	DOP	504,000	8,881,057
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	17,280	242,910
12.00%, 10/3/25(2)	DOP	634,070	10,526,679
13.00%, 12/5/25(2)	DOP	53,380	882,705
			$ 51,620,385
Ecuador — 0.4%
Republic of Ecuador:
1.50%, 7/31/40(1)	USD	800	$ 263,614
1.50%, 7/31/40(1)	USD	182	60,093
1.50%, 7/31/40(1)	USD	1,640	540,439
1.50%, 7/31/40(1)	USD	2,265	746,106
1.50%, 7/31/40(1)	USD	1,538	507,183
1.50%, 7/31/40(1)	USD	410	135,209
1.50%, 7/31/40(1)	USD	3,451	1,137,857
1.50% to 7/31/23, 7/31/40(1)(13)	USD	3,228	1,370,358
			$ 4,760,859
Egypt — 1.9%
Arab Republic of Egypt:
7.50%, 2/16/61(1)	USD	23,721	$ 15,493,727
7.903%, 2/21/48(1)	USD	1,245	832,631
8.15%, 11/20/59(1)	USD	1,299	886,567
8.50%, 1/31/47(1)	USD	2,138	1,515,620
8.70%, 3/1/49(1)	USD	805	572,336
8.75%, 9/30/51(1)	USD	2,245	1,600,236
8.875%, 5/29/50(1)	USD	1,195	857,763
			$ 21,758,880
Ethiopia — 0.4%
Ethiopia Government International Bond, 6.625%, 12/11/24(1)	USD	7,502	$ 5,116,439
			$ 5,116,439

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Gabon — 0.9%
Gabon Government International Bond, 6.625%, 2/6/31(1)	USD	12,070	$ 10,189,494
			$ 10,189,494
Honduras — 2.1%
Honduras Government International Bond:
5.625%, 6/24/30(1)	USD	14,414	$ 11,797,629
6.25%, 1/19/27(1)	USD	8,609	7,629,279
7.50%, 3/15/24(1)	USD	4,297	4,290,395
			$ 23,717,303
Indonesia — 4.7%
Indonesia Government Bond:
7.125%, 6/15/42	IDR	83,172,000	$ 5,636,165
7.125%, 6/15/43	IDR	662,133,000	45,191,130
7.375%, 5/15/48	IDR	29,856,000	2,040,525
			$ 52,867,820
Iraq — 1.8%
Republic of Iraq:
5.80%, 1/15/28(1)	USD	17,752	$ 16,490,782
6.752%, 3/9/23(1)	USD	3,402	3,388,776
			$ 19,879,558
Jordan — 0.6%
Kingdom of Jordan, 7.375%, 10/10/47(1)	USD	7,594	$ 6,859,713
			$ 6,859,713
Kenya — 0.1%
Republic of Kenya:
7.25%, 2/28/28(1)	USD	640	$ 524,819
8.00%, 5/22/32(1)	USD	764	668,049
			$ 1,192,868
Lebanon — 0.4%
Lebanese Republic:
5.80%, 4/14/20(1)(7)	USD	825	$ 55,687
6.00%, 1/27/23(1)(7)	USD	3,686	248,805
6.10%, 10/4/22(1)(7)	USD	14,110	952,425
6.15%, 6/19/20(7)	USD	1,096	73,432
6.20%, 2/26/25(1)(7)	USD	1,090	72,768
6.25%, 5/27/22(7)	USD	1,850	119,325
6.25%, 11/4/24(1)(7)	USD	894	60,121
6.25%, 6/12/25(1)(7)	USD	143	9,654
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.375%, 3/9/20(7)	USD	16,140	$ 1,089,450
6.40%, 5/26/23(7)	USD	880	59,440
6.65%, 4/22/24(1)(7)	USD	4,796	329,725
6.65%, 11/3/28(1)(7)	USD	8,115	548,225
6.75%, 11/29/27(1)(7)	USD	29	1,958
6.85%, 5/25/29(7)	USD	3,159	211,631
7.00%, 12/3/24(7)	USD	369	25,369
7.00%, 3/20/28(1)(7)	USD	1,874	125,678
7.05%, 11/2/35(1)(7)	USD	564	38,129
7.15%, 11/20/31(1)(7)	USD	226	15,294
8.20%, 5/17/33(7)	USD	77	5,197
8.25%, 4/12/21(1)(7)	USD	5,837	393,997
8.25%, 5/17/34(7)	USD	65	4,388
			$ 4,440,698
Macedonia — 0.9%
North Macedonia Government International Bond:
1.625%, 3/10/28(1)	EUR	9,943	$ 8,716,269
3.675%, 6/3/26(1)	EUR	1,992	2,013,145
			$ 10,729,414
Mexico — 6.4%
Mexican Udibonos, 2.75%, 11/27/31	MXN	1,518,969	$ 72,606,366
			$ 72,606,366
Mozambique — 0.7%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(1)(13)	USD	9,235	$ 7,441,194
			$ 7,441,194
Peru — 3.2%
Peru Government Bond, 6.15%, 8/12/32	PEN	159,000	$ 36,204,765
			$ 36,204,765
Romania — 2.7%
Romania Government International Bond:
1.75%, 7/13/30(1)	EUR	323	$ 258,156
2.124%, 7/16/31(1)	EUR	255	203,094
2.125%, 3/7/28(1)	EUR	1,558	1,456,583
4.625%, 4/3/49(1)	EUR	12,808	10,446,396
5.00%, 9/27/26(1)	EUR	8,147	8,932,033
6.625%, 9/27/29(1)	EUR	7,975	8,930,506
			$ 30,226,768

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia — 4.0%
Republic of Serbia:
1.00%, 9/23/28(1)	EUR	7,644	$ 6,407,288
1.50%, 6/26/29(1)	EUR	13,117	10,839,426
1.65%, 3/3/33(1)	EUR	300	216,173
2.05%, 9/23/36(1)	EUR	109	72,627
3.125%, 5/15/27(1)	EUR	739	720,970
6.25%, 5/26/28(1)	USD	1,970	2,003,618
6.50%, 9/26/33(1)	USD	4,089	4,104,240
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	2,643,130	20,579,270
			$ 44,943,612
Seychelles — 0.0%(12)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	107	$ 105,515
			$ 105,515
Sri Lanka — 2.0%
Sri Lanka Government International Bond:
5.75%, 4/18/23(1)(7)	USD	6,000	$ 2,083,985
6.20%, 5/11/27(1)(7)	USD	4,692	1,637,144
6.35%, 6/28/24(1)(7)	USD	2,111	737,160
6.75%, 4/18/28(1)(7)	USD	13,351	4,654,831
6.825%, 7/18/26(1)(7)	USD	12,354	4,361,776
6.85%, 3/14/24(1)(7)	USD	4,889	1,708,027
6.85%, 11/3/25(1)(7)	USD	9,977	3,546,882
7.55%, 3/28/30(1)(7)	USD	5,268	1,836,911
7.85%, 3/14/29(1)(7)	USD	5,400	1,882,994
			$ 22,449,710
Suriname — 3.0%
Republic of Suriname:
9.25%, 10/26/26(1)(7)	USD	42,747	$ 33,898,371
12.875%, 12/30/23(1)(7)	USD	462	370,986
			$ 34,269,357
Ukraine — 3.6%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	763,973	$ 9,266,009
9.99%, 5/22/24	UAH	477,785	8,396,717
10.00%, 8/23/23	UAH	16,171	340,231
10.95%, 11/1/23	UAH	18,951	379,958
11.67%, 11/22/23	UAH	31,998	641,544
12.52%, 5/13/26	UAH	63,574	928,432
15.84%, 2/26/25	UAH	754,591	13,027,902
15.97%, 4/19/23	UAH	118,277	2,547,054
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government Bond: (continued)
16.00%, 5/24/23	UAH	65,715	$ 1,463,948
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(1)(14)(15)	USD	10,032	3,257,792
			$ 40,249,587
Uruguay — 1.6%
Uruguay Government Bond, 3.875%, 7/2/40(16)	UYU	617,456	$ 17,130,624
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	65,345	1,448,995
			$ 18,579,619
Uzbekistan — 0.4%
National Bank of Uzbekistan, 4.85%, 10/21/25(1)	USD	319	$ 299,860
Republic of Uzbekistan:
14.00%, 7/19/24(1)	UZS	17,490,000	1,483,686
14.50%, 11/25/23(1)	UZS	22,100,000	1,932,430
14.50%, 11/25/23(2)	UZS	3,340,000	292,050
			$ 4,008,026
Zambia — 1.1%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	89,335	$ 3,419,477
11.00%, 12/27/26	ZMW	7,560	266,535
Zambia Government International Bond:
5.375%, 9/20/22(1)(7)	USD	7,294	3,419,084
8.50%, 4/14/24(1)(7)	USD	7,153	3,615,305
8.97%, 7/30/27(1)(7)	USD	3,284	1,647,455
			$ 12,367,856
Total Sovereign Government Bonds (identified cost $668,028,282)			$575,178,415

Sovereign Loans — 3.4%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(17)	EUR	1,050	$ 1,176,131
			$ 1,176,131

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Kenya — 0.1%
Government of Kenya, Term Loan, 11.176%, (6 mo. USD LIBOR + 6.45%), 6/29/25(17)	USD	978	$ 986,594
			$ 986,594
Nigeria — 0.4%
Bank of Industry Limited, Term Loan, 10.753%, (3 mo. USD LIBOR + 6.00%), 12/14/23(17)(18)	USD	4,441	$ 4,475,746
			$ 4,475,746
Tanzania — 2.8%
Government of the United Republic of Tanzania:
Term Loan, 10.372%, (6 mo. USD LIBOR + 5.20%), 5/23/23(17)	USD	200	$ 199,308
Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(17)	USD	31,265	31,494,016
			$ 31,693,324
Total Sovereign Loans (identified cost $38,110,262)			$ 38,331,795

Miscellaneous — 0.0%
Security	Shares	Value
Alpha Holding S.A., Escrow Certificates(3)(15)	11,670,000	$ 0
Alpha Holding S.A., Escrow Certificates(3)(15)	18,638,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 13.5%
Affiliated Fund — 12.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(19)	142,216,097	$ 142,216,097
Total Affiliated Fund (identified cost $142,216,097)		$142,216,097

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.2%
Ukraine Treasury Bill, 0.00%, 3/1/23	UAH	76,706	$ 1,878,394
Total Sovereign Government Securities (identified cost $2,453,884)			$ 1,878,394

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/14/23(20)	$3,000	$ 2,995,361
0.00%, 2/23/23(20)	4,378	4,366,101
0.00%, 3/16/23	130	129,108
0.00%, 3/23/23	85	84,675
Total U.S. Treasury Obligations (identified cost $7,575,221)		$ 7,575,245
Total Short-Term Investments (identified cost $152,245,202)		$151,669,736

Total Purchased Options — 0.0%(12) (identified cost $253,987)	$ 206,492
Total Investments — 97.5% (identified cost $1,233,548,289)	$1,100,281,198
Other Assets, Less Liabilities — 2.5%	$ 28,766,750
Net Assets — 100.0%	$1,129,047,948
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $544,037,431 or 48.2% of the Fund's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $71,648,019 or 6.3% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2023.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	When-issued security.
(10)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	Amount is less than 0.05%.
(13)	Step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(14)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(15)	Non-income producing security.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(17)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(18)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	2,780,000	USD	18.00	4/11/23	$197,756
Call MXN vs. Put USD (Digital Option)	Citibank, N.A.	USD	115,000	USD	18.00	4/13/23	8,736
Total							$206,492
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	29,239,143	USD	5,568,777	2/2/23	$ 191,155
USD	3,557,828	BRL	18,209,143	2/2/23	(29,261)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,126,266	BRL	11,030,000	2/2/23	$ (46,576)
USD	4,444,084	BRL	24,349,143	3/2/23	(328,573)
IDR	51,461,000,000	USD	3,310,241	3/6/23	118,150
IDR	47,146,000,000	USD	3,035,215	3/6/23	105,705
IDR	43,231,000,000	USD	2,785,215	3/6/23	94,883
USD	1,814,830	IDR	27,491,219,811	3/6/23	(16,667)
USD	7,335,940	IDR	111,095,470,189	3/6/23	(65,367)
CLP	1,279,969,000	USD	1,470,722	3/15/23	126,916
CLP	1,279,000,000	USD	1,470,385	3/15/23	126,042
COP	8,008,440,000	USD	1,644,781	3/15/23	56,455
IDR	65,352,302,847	USD	4,151,364	3/15/23	202,318
IDR	51,211,656,678	USD	3,286,169	3/15/23	125,482
IDR	41,584,000,000	USD	2,666,992	3/15/23	103,278
KRW	18,688,000,000	USD	14,416,416	3/15/23	758,378
KRW	9,735,000,000	USD	7,455,143	3/15/23	449,749
KRW	10,670,000,000	USD	8,222,239	3/15/23	441,879
KRW	8,733,900,000	USD	6,741,617	3/15/23	350,374
KRW	7,357,100,000	USD	5,676,162	3/15/23	297,858
KRW	2,446,000,000	USD	1,873,167	3/15/23	113,003
KRW	2,681,000,000	USD	2,065,963	3/15/23	111,029
KRW	2,575,700,000	USD	1,986,319	3/15/23	105,168
KRW	1,848,700,000	USD	1,426,312	3/15/23	74,846
PEN	41,894,000	USD	10,837,925	3/15/23	19,556
PEN	27,166,924	USD	7,028,049	3/15/23	12,682
PEN	18,273,000	USD	4,728,425	3/15/23	7,307
PEN	145,904	USD	37,987	3/15/23	(174)
PEN	6,456,000	USD	1,677,537	3/15/23	(4,364)
PEN	9,536,000	USD	2,477,849	3/15/23	(6,446)
PEN	38,300,000	USD	9,964,876	3/15/23	(38,835)
USD	1,478,638	CLP	1,248,000,000	3/15/23	(79,096)
USD	1,552,600	CLP	1,310,969,000	3/15/23	(83,731)
USD	250,047	COP	1,217,477,217	3/15/23	(8,583)
USD	4,674,882	COP	22,762,000,000	3/15/23	(160,460)
USD	8,437,854	COP	41,083,913,218	3/15/23	(289,620)
USD	390,591	EUR	364,400	3/15/23	(6,609)
USD	425,555	EUR	397,020	3/15/23	(7,201)
USD	1,080,517	EUR	1,008,064	3/15/23	(18,283)
USD	2,080,478	EUR	1,940,973	3/15/23	(35,202)
USD	4,820,367	EUR	4,497,142	3/15/23	(81,562)
USD	4,861,023	EUR	4,535,072	3/15/23	(82,250)
USD	10,120,819	EUR	9,442,177	3/15/23	(171,248)
USD	14,534,933	EUR	13,560,307	3/15/23	(245,936)
USD	18,987,145	EUR	17,713,981	3/15/23	(321,269)
USD	22,000,404	EUR	20,525,188	3/15/23	(372,254)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	27,192,695	EUR	25,369,314	3/15/23	$ (460,110)
USD	2,238,249	IDR	34,350,339,049	3/15/23	(50,124)
USD	2,004,394	IDR	31,001,963,798	3/15/23	(60,915)
USD	2,308,110	IDR	36,145,000,000	3/15/23	(99,821)
USD	5,784,691	IDR	90,588,256,118	3/15/23	(250,176)
USD	5,925,649	IDR	92,795,656,678	3/15/23	(256,272)
USD	3,973,708	PEN	15,219,300	3/15/23	29,389
USD	1,293,962	PEN	5,000,000	3/15/23	(1,865)
USD	1,293,962	PEN	5,000,000	3/15/23	(1,865)
USD	1,288,892	PEN	5,000,000	3/15/23	(6,935)
USD	2,577,785	PEN	10,000,000	3/15/23	(13,871)
USD	2,577,785	PEN	10,000,000	3/15/23	(13,871)
USD	14,233,586	PEN	55,000,000	3/15/23	(20,519)
USD	7,980,851	PEN	31,165,222	3/15/23	(96,101)
USD	19,333,385	PEN	75,000,000	3/15/23	(104,031)
BRL	18,209,143	USD	3,518,097	4/4/23	28,311
IDR	122,106,000,000	USD	7,797,567	4/10/23	335,750
IDR	90,588,256,118	USD	5,784,875	4/10/23	249,087
BRL	11,030,000	USD	2,093,497	5/3/23	44,575
IDR	51,703,800,000	USD	3,309,346	7/11/23	130,951
IDR	40,515,500,000	USD	2,583,155	7/11/23	112,688
IDR	32,413,000,000	USD	2,067,828	7/11/23	88,886
IDR	32,412,700,000	USD	2,070,092	7/11/23	86,602
USD	2,368,996	IDR	36,090,000,000	7/11/23	(32,381)
USD	2,893,597	IDR	44,110,000,000	7/11/23	(41,419)
USD	5,040,669	IDR	76,845,000,000	7/11/23	(72,487)
USD	19,337,120	IDR	290,902,413,000	7/25/23	(15,895)
					$1,000,227
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	599,540	UZS	6,765,805,712	ICBC Standard Bank plc	2/7/23	$ 8,190	$ —
UZS	6,772,867,525	USD	588,484	ICBC Standard Bank plc	2/7/23	3,483	—
UZS	6,758,743,898	USD	588,484	ICBC Standard Bank plc	2/7/23	2,248	—
EUR	2,267,034	USD	2,440,366	Standard Chartered Bank	2/10/23	25,643	—
EUR	2,268,038	USD	2,442,721	Standard Chartered Bank	2/10/23	24,380	—
EUR	503,921	USD	542,450	Standard Chartered Bank	2/10/23	5,700	—
EUR	504,143	USD	542,972	Standard Chartered Bank	2/10/23	5,419	—
USD	819,904	EUR	752,668	Bank of America, N.A.	2/10/23	1,176	—
USD	482,638	EUR	442,683	Bank of America, N.A.	2/10/23	1,101	—
USD	639,418	EUR	586,982	Bank of America, N.A.	2/10/23	917	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	918,815	EUR	853,095	Standard Chartered Bank	2/10/23	$ —	$ (9,155)
USD	944,627	EUR	877,488	Standard Chartered Bank	2/10/23	—	(9,877)
USD	1,372,083	ZMW	24,930,752	Standard Chartered Bank	2/13/23	64,301	—
UZS	3,370,544,682	USD	294,242	ICBC Standard Bank plc	2/16/23	683	—
CNH	196,185	USD	28,292	Goldman Sachs International	2/17/23	778	—
USD	784,715	ZMW	14,960,714	Standard Chartered Bank	2/17/23	384	—
SGD	18,800,000	USD	13,835,025	Standard Chartered Bank	2/22/23	480,570	—
SGD	12,250,000	USD	8,926,815	Standard Chartered Bank	2/22/23	401,166	—
MXN	1,443,143	USD	72,201	UBS AG	3/15/23	3,876	—
MYR	11,600,000	USD	2,678,675	Barclays Bank PLC	3/15/23	51,958	—
MYR	15,700,000	USD	3,603,397	Goldman Sachs International	3/15/23	92,373	—
MYR	15,000,000	USD	3,441,946	Goldman Sachs International	3/15/23	89,045	—
SGD	20,567,950	USD	15,156,648	UBS AG	3/15/23	512,062	—
THB	252,068,000	USD	7,345,709	Standard Chartered Bank	3/15/23	322,586	—
USD	28,928,063	MXN	548,505,000	Goldman Sachs International	3/15/23	13,098	—
USD	3,613,938	MXN	68,615,500	Goldman Sachs International	3/15/23	—	(3,194)
USD	11,714,572	MXN	222,991,000	Standard Chartered Bank	3/15/23	—	(40,612)
USD	13,745,610	MXN	263,057,800	UBS AG	3/15/23	—	(121,733)
USD	13,940,486	MXN	268,916,000	UBS AG	3/15/23	—	(235,678)
USD	876,515	PEN	3,400,000	Societe Generale	3/15/23	—	(4,648)
USD	1,206,987	PEN	4,681,904	Societe Generale	3/15/23	—	(6,401)
USD	3,136,614	PEN	12,166,924	Societe Generale	3/15/23	—	(16,634)
USD	3,550,847	PEN	13,773,735	Societe Generale	3/15/23	—	(18,831)
USD	20,356,051	PEN	78,961,120	Societe Generale	3/15/23	—	(107,952)
USD	20,814,026	SGD	28,217,950	Citibank, N.A.	3/15/23	—	(682,470)
USD	17,258,164	SGD	23,400,000	Goldman Sachs International	3/15/23	—	(568,007)
USD	7,337,097	THB	252,068,000	Standard Chartered Bank	3/15/23	—	(331,197)
USD	1,883,990	ZAR	32,212,463	Citibank, N.A.	3/15/23	39,308	—
USD	1,120,289	ZAR	19,750,000	Citibank, N.A.	3/15/23	—	(10,717)
USD	10,797,320	ZAR	192,400,000	Goldman Sachs International	3/15/23	—	(220,679)
USD	1,121,056	ZAR	19,750,000	Standard Chartered Bank	3/15/23	—	(9,949)
ZAR	175,406,000	USD	9,843,631	Goldman Sachs International	3/15/23	201,187	—
ZAR	169,570,000	USD	9,516,120	Goldman Sachs International	3/15/23	194,493	—
UZS	3,407,324,961	USD	294,242	ICBC Standard Bank plc	3/16/23	479	—
CZK	28,900,000	EUR	1,202,664	Bank of America, N.A.	3/22/23	6,167	—
CZK	442,500,000	USD	19,283,146	UBS AG	3/22/23	892,059	—
USD	898,586	UYU	36,408,000	Citibank, N.A.	4/10/23	—	(31,241)
USD	909,203	UYU	36,900,000	Citibank, N.A.	4/10/23	—	(33,189)
USD	1,436,718	UYU	58,302,000	Citibank, N.A.	4/11/23	—	(51,986)
MYR	21,800,000	USD	5,010,343	Barclays Bank PLC	4/12/23	128,428	—
MYR	7,000,000	USD	1,645,510	Barclays Bank PLC	4/12/23	4,554	—
MYR	21,800,000	USD	5,004,017	Goldman Sachs International	4/12/23	134,753	—
HUF	1,972,663,924	EUR	4,937,832	Barclays Bank PLC	4/28/23	—	(56,109)
USD	515,442	ZMW	10,128,442	Standard Chartered Bank	5/17/23	—	(2,547)
UZS	3,990,518,934	USD	339,619	ICBC Standard Bank plc	6/2/23	—	(4,910)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	44,136,000,000	USD	3,600,000	ICBC Standard Bank plc	8/1/23	$ 2,054	$ —
UZS	20,939,712,575	USD	1,668,503	JPMorgan Chase Bank, N.A.	10/24/23	12,719	—
UZS	6,924,287,425	USD	557,511	JPMorgan Chase Bank, N.A.	11/7/23	—	(3,766)
HUF	1,972,636,076	EUR	4,621,921	Barclays Bank PLC	1/30/24	—	(67,015)
						$3,727,338	$(2,648,497)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/9/23	COP	6,170,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$1,321,476	$ 19,210
2/10/23	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,780,449	129,561
2/10/23	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,787,948	(7,499)
2/10/23	COP	37,825,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,101,272	125,618
2/14/23	COP	23,479,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,028,678	96,520
2/16/23	COP	11,611,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,486,817	44,798
2/20/23	COP	9,255,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,982,215	40,176
2/21/23	COP	13,830,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,962,228	59,076
2/22/23	COP	8,227,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,762,040	30,175
2/24/23	COP	14,933,400	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,198,401	10,532
2/24/23	COP	23,377,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,006,982	86,160
2/27/23	COP	10,252,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,195,932	17,693
2/27/23	COP	10,252,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,194,164	1,768
2/27/23	COP	5,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	1,070,889	8,735
3/9/23	COP	6,096,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,305,627	31,535
3/24/23	COP	15,290,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,274,906	(3,416)
						$690,642
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(234)	Short	3/8/23	$ (29,840,319)	$ 590,131
Euro-Bund	(156)	Short	3/8/23	(23,204,049)	763,430
Euro-Buxl	(70)	Short	3/8/23	(10,958,475)	1,316,845
U.S. 2-Year Treasury Note	(75)	Short	3/31/23	(15,423,633)	(38,299)
U.S. 5-Year Treasury Note	(1,482)	Short	3/31/23	(161,896,923)	(1,466,346)
U.S. 10-Year Treasury Note	(1,139)	Short	3/22/23	(130,433,297)	(967,651)
U.S. Ultra-Long Treasury Bond	(127)	Short	3/22/23	(18,002,250)	(307,544)
					$ (109,434)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	90,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/24	$ (13,569)	$ —	$ (13,569)
BRL	86,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.66% (pays upon termination)	1/2/24	17,364	—	17,364
BRL	281,910	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	288,852	—	288,852
BRL	288,280	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.15% (pays upon termination)	1/2/24	342,599	—	342,599
BRL	354,230	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.19% (pays upon termination)	1/2/24	449,363	—	449,363
BRL	111,810	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.24% (pays upon termination)	1/2/24	150,831	—	150,831
BRL	158,520	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.25% (pays upon termination)	1/2/24	218,567	—	218,567
BRL	243,050	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.34% (pays upon termination)	1/2/24	379,980	—	379,980
BRL	652,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.89% (pays upon termination)	7/1/24	(513,720)	—	(513,720)
BRL	92,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.09% (pays upon termination)	7/1/24	(23,036)	—	(23,036)
BRL	152,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.15% (pays upon termination)	7/1/24	(15,946)	—	(15,946)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	11,470	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.49% (pays upon termination)	1/4/27	$ (19,850)	$ —	$ (19,850)
CLP	2,377,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	150,190	—	150,190
CLP	7,301,860	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	564,169	—	564,169
CLP	1,400,390	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	116,988	—	116,988
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	117,817	—	117,817
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	115,472	—	115,472
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	226,972	—	226,972
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	90,692	—	90,692
COP	8,375,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	286,111	—	286,111
COP	3,964,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	133,363	—	133,363
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	219,758	—	219,758
COP	2,551,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	85,749	—	85,749
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	216,872	—	216,872
COP	3,514,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	115,416	—	115,416
COP	11,139,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	354,461	—	354,461
COP	13,613,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	414,335	—	414,335
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(283,669)	—	(283,669)
COP	8,124,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	76,039	—	76,039

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	15,425,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	$ 131,345	$ —	$ 131,345
COP	8,124,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	64,691	—	64,691
COP	8,227,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	48,113	—	48,113
COP	5,667,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	27,447	—	27,447
COP	13,570,816	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	21,743	—	21,743
COP	5,064,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	3,321	(81)	3,240
COP	9,722,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	654	—	654
COP	9,785,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	338,588	—	338,588
COP	29,045,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(544,662)	—	(544,662)
COP	4,129,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	172,067	—	172,067
KRW	22,680,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	35,463	—	35,463
KRW	24,428,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	55,550	—	55,550
KRW	35,589,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	82,589	—	82,589
KRW	20,585,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(17,578)	—	(17,578)
KRW	32,624,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.09% (pays quarterly)	9/30/27	1,077,572	—	1,077,572
KRW	32,295,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/30/27	1,072,526	—	1,072,526
KRW	25,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/30/27	867,791	—	867,791
KRW	6,900,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/21/27	224,368	—	224,368

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	7,277,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.04% (pays quarterly)	12/21/27	$ 240,499	$ —	$ 240,499
KRW	11,074,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	12/21/27	370,159	—	370,159
KRW	1,214,800	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.08% (pays quarterly)	12/21/27	41,983	—	41,983
KRW	4,373,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.04% (pays quarterly)	1/26/28	(15,132)	—	(15,132)
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(161,769)	111	(161,658)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(162,363)	111	(162,252)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(158,794)	114	(158,680)
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(110,790)	81	(110,709)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	(153,670)	117	(153,553)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(202,851)	157	(202,694)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(258,311)	266	(258,045)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(247,953)	274	(247,679)
ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(111,887)	127	(111,760)
ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(190,486)	251	(190,235)
ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(648,252)	699	(647,553)
ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(729,551)	797	(728,754)
ZAR	93,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.53% (pays quarterly)	12/15/26	(168,573)	—	(168,573)
ZAR	194,436	Pays	3-month ZAR JIBAR (pays quarterly)	8.18% (pays quarterly)	9/21/27	267,251	—	267,251
ZAR	85,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	12/21/27	229,503	—	229,503
ZAR	482,515	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(2,310)	253	(2,057)
ZAR	465,474	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	47,815	277	48,092
ZAR	60,811	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	6,279	34	6,313
ZAR	213,400	Pays	3-month ZAR JIBAR (pays quarterly)	7.74% (pays quarterly)	3/15/28	7,838	—	7,838
Total						$5,812,393	$3,588	$5,815,981

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	7,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.71% (pays quarterly)	3/15/28	$ 13,591
Citibank, N.A.	ZAR	16,160	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(30,699)
Goldman Sachs International	MYR	6,840	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	3/15/28	12,562
Goldman Sachs International	MYR	14,960	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	3/15/28	30,081
Goldman Sachs International	MYR	7,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	16,109
JPMorgan Chase Bank, N.A.	MYR	7,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	15,282
Total							$ 56,926
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	$ 8,500	1.00% (pays quarterly)(1)	12/20/27	$ 61,996	$ (281,852)	$ (219,856)
Turkey	10,709	1.00% (pays quarterly)(1)	12/20/27	1,811,886	(2,389,350)	(577,464)
Total				$1,873,882	$(2,671,202)	$(797,320)
*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 15,623,870 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	10/14/25/ 10/14/28	$ 3,639
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,936,888,470 (pays semi-annually)**	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)**	Not Applicable/ 4/8/32	(295,301)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 5,938,248,580 (pays semi-annually)**	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)**	Not Applicable/ 4/11/32	(1,014,331)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,096,751,075 (pays semi-annually)**	1.85% on CLP equivalent of CLF 238,000 (pays semi-annually)**	Not Applicable/ 4/20/32	(126,167)
				$(1,432,160)
(1)	Effective date represents the date on which the Fund and counterparty exchange the currencies and begin interest payment accrual.
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
**	At the termination date, the Fund will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
KRW	– South Korean Won
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Statement of Assets and Liabilities (Unaudited)

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,091,332,192)	$ 958,065,101
Affiliated investment, at value (identified cost $142,216,097)	142,216,097
Cash	3,122,073
Deposits for derivatives collateral:
Futures contracts	7,515,447
Centrally cleared derivatives	26,676,329
OTC derivatives	140,000
Foreign currency, at value (identified cost $9,273,710)	9,351,112
Interest receivable	21,056,739
Dividends receivable from affiliated investment	400,327
Receivable for investments sold	13,201,866
Receivable for Fund shares sold	6,124,650
Receivable for open forward foreign currency exchange contracts	3,727,338
Receivable for open swap contracts	91,264
Receivable for open non-deliverable bond forward contracts	701,557
Total assets	$1,192,389,900
Liabilities
Cash collateral due to broker	$ 140,000
Payable for investments purchased	38,106,384
Payable for when-issued securities	16,735,496
Payable for Fund shares redeemed	1,267,567
Payable for variation margin on open futures contracts	729,505
Payable for variation margin on open centrally cleared derivatives	678,282
Payable for open forward foreign currency exchange contracts	2,648,497
Payable for open swap contracts	1,466,498
Payable for closed swap contracts	36,912
Payable for open non-deliverable bond forward contracts	10,915
Payable to affiliates:
Investment adviser and administration fee	534,482
Distribution and service fees	12,683
Accrued foreign capital gains taxes	87,520
Accrued expenses	887,211
Total liabilities	$ 63,341,952
Net Assets	$1,129,047,948
Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 149,384,056 shares issued and outstanding	$ 149,384
Additional paid-in capital	1,318,622,493
Accumulated loss	(189,723,929)
Net Assets	$1,129,047,948
Class A Shares
Net Assets	$ 67,171,465
Shares Outstanding	8,908,344
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$ 7.54
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 7.79
Class I Shares
Net Assets	$ 871,939,262
Shares Outstanding	115,285,889
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$ 7.56

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

January 31, 2023
Class R6 Shares
Net Assets	$189,937,221
Shares Outstanding	25,189,823
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$ 7.54
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2023
Investment Income
Dividend income from affiliated investment	$ 1,439,009
Interest income (net of foreign taxes withheld of $117,723)	46,255,770
Total investment income	$ 47,694,779
Expenses
Investment adviser and administration fee	$ 3,057,865
Distribution and service fees:
Class A	65,643
Directors’ fees and expenses	32,130
Custodian fee	384,494
Transfer and dividend disbursing agent fees	261,893
Legal and accounting services	94,543
Printing and postage	193,689
Registration fees	75,028
Miscellaneous	50,664
Total expenses	$ 4,215,949
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 77,808
Total expense reductions	$ 77,808
Net expenses	$ 4,138,141
Net investment income	$ 43,556,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $55,650)	$ (43,410,090)
Futures contracts	16,487,992
Swap contracts	(12,122,624)
Foreign currency transactions	(2,433,317)
Forward foreign currency exchange contracts	3,508,763
Non-deliverable bond forward contracts	(3,063,184)
Net realized loss	$ (41,032,460)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $87,047)	$ 92,547,410
Futures contracts	3,824,853
Swap contracts	5,699,343
Foreign currency	1,736,340
Forward foreign currency exchange contracts	(900,158)
Non-deliverable bond forward contracts	2,812,910
Net change in unrealized appreciation (depreciation)	$105,720,698
Net realized and unrealized gain	$ 64,688,238
Net increase in net assets from operations	$108,244,876

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Statements of Changes in Net Assets

	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 43,556,638	$ 78,444,512
Net realized loss	(41,032,460)	(19,099,235)
Net change in unrealized appreciation (depreciation)	105,720,698	(226,786,092)
Net increase (decrease) in net assets from operations	$ 108,244,876	$ (167,440,815)
Distributions to shareholders:
Class A	$ (2,381,155)	$ (3,771,737)
Class I	(34,164,780)	(54,276,365)
Class R6	(8,396,224)	(18,088,089)
Total distributions to shareholders	$ (44,942,159)	$ (76,136,191)
Tax return of capital to shareholders:
Class A	$ —	$ (910,374)
Class I	—	(12,789,172)
Class R6	—	(4,177,470)
Total tax return of capital to shareholders	$ —	$ (17,877,016)
Transactions in common shares:
Class A	$ 13,676,187	$ 6,692,142
Class I	134,094,945	50,072,395
Class R6	(22,360,811)	(20,679,595)
Net increase in net assets from Fund share transactions	$ 125,410,321	$ 36,084,942
Net increase (decrease) in net assets	$ 188,713,038	$ (225,369,080)
Net Assets
At beginning of period	$ 940,334,910	$1,165,703,990
At end of period	$1,129,047,948	$ 940,334,910

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Financial Highlights

	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.060	$ 8.850	$ 8.660	$ 9.030	$ 9.010	$ 9.460
Income (Loss) From Operations
Net investment income(1)	$ 0.321	$ 0.544	$ 0.542	$ 0.563	$ 0.611	$ 0.675
Net realized and unrealized gain (loss)	0.487	(1.681)	0.299	(0.198)	0.053	(0.399)
Total income (loss) from operations	$ 0.808	$ (1.137)	$ 0.841	$ 0.365	$ 0.664	$ 0.276
Less Distributions
From net investment income	$ (0.328)	$ (0.480)	$ (0.545)	$ (0.635)	$ (0.356)	$ (0.646)
From net realized gain	—	(0.037)	(0.011)	—	—	—
Tax return of capital	—	(0.136)	(0.095)	(0.100)	(0.288)	(0.080)
Total distributions	$ (0.328)	$ (0.653)	$ (0.651)	$ (0.735)	$(0.644)	$(0.726)
Net asset value — End of period	$ 7.540	$ 7.060	$ 8.850	$ 8.660	$ 9.030	$ 9.010
Total Return(2)	11.75% (3)	(13.54)%	9.90%	4.19% (4)	8.03% (4)	2.82% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,171	$49,974	$55,838	$18,761	$ 9,724	$ 4,840
Ratios (as a percentage of average daily net assets):
Expenses	1.11% (5)(6)	1.10% (6)	1.11%	1.15% (4)	1.15% (4)	1.15% (4)
Net investment income	8.80% (5)	6.63%	6.03%	6.42%	7.01%	7.19%
Portfolio Turnover	53% (3)	84%	87%	110%	85%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18% and 0.29% of average daily net assets for the years ended July 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended January 31, 2023 and the year ended July 31, 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.080	$ 8.870	$ 8.690	$ 9.060	$ 9.030	$ 9.490
Income (Loss) From Operations
Net investment income(1)	$ 0.332	$ 0.564	$ 0.565	$ 0.578	$ 0.648	$ 0.705
Net realized and unrealized gain (loss)	0.486	(1.678)	0.291	(0.188)	0.051	(0.413)
Total income (loss) from operations	$ 0.818	$ (1.114)	$ 0.856	$ 0.390	$ 0.699	$ 0.292
Less Distributions
From net investment income	$ (0.338)	$ (0.499)	$ (0.567)	$ (0.656)	$ (0.370)	$ (0.669)
From net realized gain	—	(0.037)	(0.011)	—	—	—
Tax return of capital	—	(0.140)	(0.098)	(0.104)	(0.299)	(0.083)
Total distributions	$ (0.338)	$ (0.676)	$ (0.676)	$ (0.760)	$ (0.669)	$ (0.752)
Net asset value — End of period	$ 7.560	$ 7.080	$ 8.870	$ 8.690	$ 9.060	$ 9.030
Total Return(2)	11.88% (3)	(13.27)%	10.05%	4.47% (4)	8.42% (4)	2.98% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$871,939	$690,681	$828,507	$217,227	$96,765	$38,756
Ratios (as a percentage of average daily net assets):
Expenses	0.86% (5)(6)	0.85% (6)	0.86%	0.90% (4)	0.90% (4)	0.90% (4)
Net investment income	9.07% (5)	6.84%	6.27%	6.60%	7.38%	7.48%
Portfolio Turnover	53% (3)	84%	87%	110%	85%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18% and 0.29% of average daily net assets for the years ended July 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended January 31, 2023 and the year ended July 31, 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.060	$ 8.840	$ 8.660	$ 9.030	$ 9.000	$ 9.460
Income (Loss) From Operations
Net investment income(1)	$ 0.333	$ 0.568	$ 0.569	$ 0.593	$ 0.634	$ 0.725
Net realized and unrealized gain (loss)	0.486	(1.671)	0.289	(0.201)	0.067	(0.431)
Total income (loss) from operations	$ 0.819	$ (1.103)	$ 0.858	$ 0.392	$ 0.701	$ 0.294
Less Distributions
From net investment income	$ (0.339)	$ (0.499)	$ (0.568)	$ (0.658)	$ (0.371)	$ (0.670)
From net realized gain	—	(0.037)	(0.011)	—	—	—
Tax return of capital	—	(0.141)	(0.099)	(0.104)	(0.300)	(0.084)
Total distributions	$ (0.339)	$ (0.677)	$ (0.678)	$ (0.762)	$ (0.671)	$ (0.754)
Net asset value — End of period	$ 7.540	$ 7.060	$ 8.840	$ 8.660	$ 9.030	$ 9.000
Total Return(2)	11.92% (3)	(13.28)%	10.23%	4.63% (4)	8.36% (4)	3.02% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$189,937	$199,679	$281,359	$119,237	$80,225	$74,277
Ratios (as a percentage of average daily net assets):
Expenses	0.80% (5)(6)	0.78% (6)	0.81%	0.85% (4)	0.85% (4)	0.85% (4)
Net investment income	9.15% (5)	6.91%	6.34%	6.76%	7.27%	7.64%
Portfolio Turnover	53% (3)	84%	87%	110%	85%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18% and 0.29% of average daily net assets for the years ended July 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended January 31, 2023 and the year ended July 31, 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Interim Financial Statements—The interim financial statements relating to January 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended January 31, 2023, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At July 31, 2022, the Fund had a late year ordinary loss of $69,406,564 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,190,181,694
Gross unrealized appreciation	$ 77,972,105
Gross unrealized depreciation	(161,568,898)
Net unrealized depreciation	$ (83,596,793)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the six months ended January 31, 2023, the investment adviser and administration fee amounted to $3,057,865 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended January 31, 2023, the investment adviser and administration fee paid was reduced by $77,808 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement expired on February 28, 2023. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended January 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2023, EVM earned $3,625 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $196 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2023. EVD also received distribution and service fees from Class A shares (see Note 4).

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2023, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2023 amounted to $65,643 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including principal repayments on loans, aggregated $508,869,127 and $415,571,660, respectively, for the six months ended January 31, 2023.
7  Common Shares
The Corporation's Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	3,825,458	$ 28,106,504	6,777,654	$ 54,964,458
Issued to shareholders electing to receive payments of distributions in Fund shares	330,029	2,379,628	579,978	4,675,486
Redemptions	(2,328,375)	(16,809,945)	(6,587,743)	(52,947,802)
Net increase	1,827,112	$ 13,676,187	769,889	$ 6,692,142
Class I
Sales	45,687,853	$ 335,267,679	85,559,325	$ 705,587,999
Issued to shareholders electing to receive payments of distributions in Fund shares	4,560,040	32,940,342	7,999,041	64,860,862
Redemptions	(32,534,843)	(234,113,076)	(89,345,168)	(720,376,466)
Net increase	17,713,050	$ 134,094,945	4,213,198	$ 50,072,395

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class R6
Sales	720,960	$ 5,374,423	11,943,175	$ 98,232,560
Issued to shareholders electing to receive payments of distributions in Fund shares	1,163,394	8,371,211	2,748,452	22,231,554
Redemptions	(4,991,356)	(36,106,445)	(18,205,850)	(141,143,709)
Net decrease	(3,107,002)	$ (22,360,811)	(3,514,223)	$ (20,679,595)
At January 31, 2023, Eaton Vance Short Duration Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 14.2% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2023 is included in the Portfolio of Investments. At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $4,095,211. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,889,851 at January 31, 2023.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at January 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 206,492	$ —	$ 206,492
Accumulated loss*	1,873,882	5,098,452	13,237,521	20,209,855
Receivable for open forward foreign currency exchange contracts	—	3,727,338	—	3,727,338
Receivable for open swap contracts	—	—	91,264	91,264
Receivable for open non-deliverable bond forward contracts	—	—	701,557	701,557
Total Asset Derivatives	$1,873,882	$ 9,032,282	$14,030,342	$ 24,936,506
Derivatives not subject to master netting or similar agreements	$1,873,882	$ 5,098,452	$13,237,521	$ 20,209,855
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 3,933,830	$ 792,821	$ 4,726,651
Accumulated loss*	$ —	$ (4,098,225)	$ (7,534,562)	$ (11,632,787)
Payable for open forward foreign currency exchange contracts	—	(2,648,497)	—	(2,648,497)
Payable for open swap contracts	—	—	(1,466,498)	(1,466,498)
Payable for open non-deliverable bond forward contracts	—	—	(10,915)	(10,915)
Total Liability Derivatives	$ —	$(6,746,722)	$ (9,011,975)	$(15,758,697)
Derivatives not subject to master netting or similar agreements	$ —	$(4,098,225)	$ (7,534,562)	$(11,632,787)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(2,648,497)	$ (1,477,413)	$ (4,125,910)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 303,268	$ (7,499)	$ —	$ (140,000)	$ 155,769
Barclays Bank PLC	184,940	(123,124)	—	—	61,816
BNP Paribas	3,639	—	—	—	3,639
Citibank, N.A.	61,635	(61,635)	—	—	—
Goldman Sachs International	1,192,129	(1,192,129)	—	—	—
ICBC Standard Bank plc	17,137	(4,910)	—	—	12,227
JPMorgan Chase Bank, N.A.	225,757	(3,766)	(221,991)	—	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$ 1,330,149	$ (403,337)	$ —	$ —	$ 926,812
UBS AG	1,407,997	(357,411)	(942,497)	—	108,089
	$4,726,651	$(2,153,811)	$(1,164,488)	$(140,000)	$1,268,352

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (7,499)	$ 7,499	$ —	$ —	$ —
Barclays Bank PLC	(123,124)	123,124	—	—	—
Citibank, N.A.	(840,302)	61,635	778,667	—	—
Goldman Sachs International	(2,231,095)	1,192,129	963,508	—	(75,458)
ICBC Standard Bank plc	(4,910)	4,910	—	—	—
JPMorgan Chase Bank, N.A.	(3,766)	3,766	—	—	—
Societe Generale	(154,466)	—	—	—	(154,466)
Standard Chartered Bank	(403,337)	403,337	—	—	—
UBS AG	(357,411)	357,411	—	—	—
	$(4,125,910)	$2,153,811	$1,742,175	$ —	$(229,924)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 16,487,992	$ 16,487,992
Swap contracts	(1,678,217)	—	(10,444,407)	(12,122,624)
Forward foreign currency exchange contracts	—	3,508,763	—	3,508,763
Non-deliverable bond forward contracts	—	—	(3,063,184)	(3,063,184)
Total	$(1,678,217)	$3,508,763	$ 2,980,401	$ 4,810,947
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (47,495)	$ —	$ (47,495)
Futures contracts	—	—	3,824,853	3,824,853
Swap contracts	(1,376,464)	—	7,075,807	5,699,343
Forward foreign currency exchange contracts	—	(900,158)	—	(900,158)
Non-deliverable bond forward contracts	—	—	2,812,910	2,812,910
Total	$(1,376,464)	$ (947,653)	$ 13,713,570	$ 11,389,453

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$335,407,000	$659,677,000	$67,295,000	$1,026,441,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased currency options contracts outstanding during the six months ended January 31, 2023, which is indicative of the volume of this derivative type, was approximately $414,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2023.
10  Investments in Affiliated Funds
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $142,216,097, which represents 12.6% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$59,947,441	$524,335,833	$(442,067,177)	$ —	$ —	$142,216,097	$1,439,009	142,216,097
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 11,669,815	$ —	$ 11,669,815
Foreign Corporate Bonds	—	297,119,209	558,098	297,677,307
Loan Participation Notes	—	—	11,296,963	11,296,963
Senior Floating-Rate Loans	—	14,250,675	—	14,250,675
Sovereign Government Bonds	—	575,178,415	—	575,178,415
Sovereign Loans	—	38,331,795	—	38,331,795
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	142,216,097	—	—	142,216,097
Sovereign Government Securities	—	1,878,394	—	1,878,394
U.S. Treasury Obligations	—	7,575,245	—	7,575,245
Purchased Currency Options	—	206,492	—	206,492
Total Investments	$ 142,216,097	$ 946,210,040	$11,855,061	$ 1,100,281,198
Forward Foreign Currency Exchange Contracts	$ —	$ 8,825,790	$ —	$ 8,825,790
Non-Deliverable Bond Forward Contracts	—	701,557	—	701,557
Futures Contracts	2,670,406	—	—	2,670,406
Swap Contracts	—	12,532,261	—	12,532,261
Total	$ 144,886,503	$ 968,269,648	$11,855,061	$ 1,125,011,212
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,746,722)	$ —	$ (6,746,722)
Non-Deliverable Bond Forward Contracts	—	(10,915)	—	(10,915)
Futures Contracts	(2,779,840)	—	—	(2,779,840)
Swap Contracts	—	(6,221,220)	—	(6,221,220)
Total	$ (2,779,840)	$ (12,978,857)	$ —	$ (15,758,697)

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of July 31, 2022	$ 780,481	$14,639,089	$ 27,981,581	$ 1,760,646	$ 45,161,797
Realized gains (losses)	—	(386,022)	—	—	(386,022)
Change in net unrealized appreciation (depreciation)	8,868	(47,556)	—	—	(38,688)
Cost of purchases	—	—	—	—	—
Proceeds from sales, including return of capital	(231,251)	(2,908,548)	—	—	(3,139,799)
Accrued discount (premium)	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3(1)	—	—	(27,981,581)	(1,760,646)	(29,742,227)
Balance as of January 31, 2023	$ 558,098	$11,296,963	$ —	$ —	$ 11,855,061
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2023	$ 10,503	$ (317,982)	$ —	$ —	$ (307,479)
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired during the six months ended January 31, 2023 at $0 cost and valued at $0 at January 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2023:
Type of Investment	Fair Value as of January 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$ 558,098	Matrix Pricing	Credit spread to U.S. Treasury	37.30%	Decrease
Loan Participation Notes	11,296,963	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.24%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2023
Officers and Directors

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Directors
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Director
**	Mr. Bowser and Ms. Wiser began serving as Directors effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 24, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 24, 2023